STATEMENT OF FINANCIAL POSITION (USD $)	Nov. 30, 2013	May 31, 2013
ASSETS
Cash	$ 409	$ 23,400
Other Current Assets	3,482	981,000
Total Current Assets	3,891	1,004,400
Property, Plant and Equipment	942,250	942,250
Total Property, Plant and Equipment	942,250	942,250
Rights - Oil and Gas Leases	536,250	536,250
Incorporation Costs		70
Total Legal and Contractual	536,250	536,320
Total Intangible Assets	536,250	536,320
Total Other Assets	536,250	536,320
Total Assets	1,482,391	2,482,970
Accounts payable and accrued expenses	1,871,109	2,083,337
Loans payable	545,091	544,746
Convertible Promissory Notes, net of discount	467,477	393,818
Total Current Liabilities	2,883,677	3,021,901
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock par value	$ 0.0001	$ 0.0001
Preferred Stock, issued and outstanding	0	0
Paid in Capital at Par - Preferred Stock	0	0
Additional Paid in Capital - Preferred Stock	0	0
Common Stock, shares authorized	5,000,000,000	5,000,000,000
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares issued and outstanding	927,373,890	385,460,240
Paid in Capital at Par - Common Stock	92,737	38,546
Additional Paid in Capital - Common Stock	2,167,060	2,876,422
Deficit Accumulated During the Development Stage	(3,661,083)	(3,453,899)
Total Stockholders' Equity (Deficit)	(1,401,286)	(538,931)
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,482,391	$ 2,482,970